Securities (Schedule of Unrealized Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	$ 65,242	$ 24,760
Gross unrealized Losses, Less Than 12 Months	(1,797)	(88)
Fair Value, 12 Months or More	6,488	251
Gross Unrealized Losses, 12 Months or More	(176)	(98)
Fair Value, Total	71,730	25,011
Unrealized Losses, Total	(1,973)	(186)
Obligations of U.S. Government agencies and corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	53,438	11,471
Gross unrealized Losses, Less Than 12 Months	(1,664)	(32)
Fair Value, 12 Months or More	1,921
Gross Unrealized Losses, 12 Months or More	(79)
Fair Value, Total	55,359	11,471
Unrealized Losses, Total	(1,743)	(32)
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	11,496	13,040
Gross unrealized Losses, Less Than 12 Months	(130)	(43)
Fair Value, 12 Months or More	4,301
Gross Unrealized Losses, 12 Months or More	(43)
Fair Value, Total	15,797	13,040
Unrealized Losses, Total	(173)	(43)
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	308
Gross unrealized Losses, Less Than 12 Months	(3)
Fair Value, Total	308
Unrealized Losses, Total	(3)
Debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	65,242	24,511
Gross unrealized Losses, Less Than 12 Months	(1,797)	(75)
Fair Value, 12 Months or More	6,222
Gross Unrealized Losses, 12 Months or More	(122)
Fair Value, Total	71,464	24,511
Unrealized Losses, Total	(1,919)	(75)
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months		249
Gross unrealized Losses, Less Than 12 Months		(13)
Fair Value, 12 Months or More	266	251
Gross Unrealized Losses, 12 Months or More	(54)	(98)
Fair Value, Total	266	500
Unrealized Losses, Total	$ (54)	$ (111)